Virtus Variable Insurance Trust

100 Pearl Street

Hartford, CT 06103

Telephone: 860-263-4791

Facsimile: 860-241-1028

May 2, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Variable Insurance Trust

1933 Act/Rule 497(j)

CIK 0000792359

File No. 033-05033 and 811-04642

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 24, 2012.

Sincerely,

/s/ Kevin J. Carr
Kevin J. Carr

cc:	Ann Flood